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                   WRITER'S DIRECT DIAL NUMBER: (202) 508-4667

                                 August 2, 2005


VIA EDGAR

Filing Desk
Securities and Exchange Commission
100 F. Street, NE
Washington, DC 20549

         Re:   Fifth Third Funds (Registration Nos. 33-24848 and 811-05669)
               ------------------------------------------------------------
               Fifth Third Dividend Growth Fund

Dear Sir or Madam:

     Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), the Registrant certifies that the forms of prospectuses and Statement of Additional Information that would have been filed under Rule 497(c) under the 1933 Act would not have differed from those contained in Post-Effective Amendment No. 55 filed on July 29, 2005 and effective on August 1, 2005 pursuant to Rule 485(b). The text of Post-Effective Amendment No. 55 was filed electronically.

                                Sincerely,

                                FIFTH THIRD FUNDS
                                Registrant

                                */s/ Bryan C. Haft
                                 -----------------------------------
                                     Bryan C. Haft
                                     President

                                *By:/s/ Alyssa Albertelli
                                    ----------------------------------
                                        Alyssa Albertelli, as Attorney-in-fact
                                        pursuant to power of attorney
                                        filed previously